UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04451

Legg Mason Special Investment Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Special Investment Trust’s semi-annual report for the six-months ended September 30, 2008.

The following table summarizes key statistics for the Fund and some comparative indices as of September 30, 2008.

	Total Returns
	3 Months	6 Months	12 Months
Special Investment Trust:
Primary Class	–13.38%	–11.79%	–40.21%
Class R	–13.33%	–11.62%	–39.96%
Financial Intermediary Class	–13.27%	–11.52%	–39.80%
Institutional Class	–13.17%	–11.33%	–39.57%
S&P MidCap 400 IndexA	–10.87%	–6.03%	–16.68%
Lipper Mid-Cap Core FundsB	–12.14%	–9.29%	–20.65%
Russell Midcap IndexC	–12.91%	–10.58%	–22.36%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/individualinvestors. For the Class R, Financial Intermediary and Institutional Classes please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The market environment of the past six months has been among the most challenging seen by equity investors for generations. Concerns about our global financial system and the health of the global economy have negatively affected virtually all asset classes, including of course U.S. equities.

A	A market capitalization-weighted index, composed of 400 stocks, that is generally considered representative of mid-sized U.S. companies.
B

Average of the 375 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

C

Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

2	Semi-Annual Report to Shareholders

We understand the concerns created by market turmoil and declining prices. While no one can predict with certainty when the current crisis will end, we are heartened by the recent actions of the U.S. government to support and repair our financial system.

We continue to believe in the resiliency of the U.S. economy. We believe that turmoil and downturn will eventually be followed by recovery and appreciation. And we believe in the long-term potential of our equity markets to provide rewards to patient investors. We remain committed to helping you, our shareholders, build wealth over the long term.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

October 20, 2008

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Special Investment Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R, and Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

4	Semi-Annual Report to Shareholders

Expense Example — Continued

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Primary Class:
Actual	$1,000.00	$882.10	$8.49
Hypothetical (5% return before expenses)	1,000.00	1,016.04	9.10
Class R:
Actual	$1,000.00	$883.80	$6.71
Hypothetical (5% return before expenses)	1,000.00	1,017.95	7.18
Financial Intermediary Class:
Actual	$1,000.00	$884.80	$5.43
Hypothetical (5% return before expenses)	1,000.00	1019.30	5.82
Institutional Class:
Actual	$1,000.00	$886.70	$3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.26	3.85

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.80%, 1.42%, 1.15%, and 0.76% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders	5

Performance Information

Legg Mason Special Investment Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the S&P MidCap 400 and the Russell Midcap indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The lines for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–40.21%	–40.21%
Five Years	–2.08%	–0.42%
Ten Years	+107.66%	+7.58%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	7

Growth of a $1,000,000 Investment — Class R

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–39.96%	–39.96%
Life of Class*	–34.55%	–21.45%

*	Inception date: December 28, 2006

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 2006.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–39.80%	–39.80%
Three Years	–25.20%	–9.22%
Life of Class*	–8.45%	–2.10%

*	Inception date: July 30, 2004

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning July 31, 2004.

Semi-Annual Report to Shareholders	9

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–39.57%	–39.57%
Five Years	+3.19%	+0.63%
Ten Years	+130.53%	+8.71%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10	Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of September 30, 2008) C

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2008)

Security	% of Net Assets
XL Capital Ltd.	4.5%
Assured Guaranty Ltd.	4.5%
Hatteras Financial Corp.	4.3%
Lennar Corp.	3.9%
Quanta Services Inc.	3.9%
Continental Airlines Inc.	3.9%
Red Hat Inc.	3.3%
Electronic Arts Inc. (EA)	3.2%
Career Education Corp.	3.0%
Corporate Executive Board Co.	2.9%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders	11

Selected Portfolio Performance D

Strongest performers for the quarter ended September 30, 2008E
1.	Ambac Financial Group Inc.	+74.3%
2.	Continental Airlines Inc.	+65.0%
3.	Collective Brands Inc.	+57.4%
4.	Sears Holdings Corp.	+26.9%
5.	Lennar Corp.	+24.6%
6.	Career Education Corp.	+11.9%
7.	Alkermes Inc.	+7.6%
8.	Haley-Davidson Inc.	+3.8%
9.	DST Systems Inc.	+1.7%
10.	Amazon.com Inc.	–0.8%

Weakest performers for the quarter ended September 30, 2008E
1.	Downey Financial Corp.	–84.2%
2.	Thornburg Mortgage Inc. Pfd.	–84.2%
3.	Cell Genesys Inc.	–77.3%
4.	National City Corp.	–63.2%
5.	Evergreen Solar Inc.	–43.0%
6.	Calpine Corp.	–42.4%
7.	SLM Corp.	–36.2%
8.	Sprint Nextel Corp.	–35.8%
9.	Lenovo Group Ltd.	–35.1%
10.	Marine Harvest	–32.3%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
BG Medicine Inc.	Affymetrix Inc.
Genworth Financial Inc.	Downey Financial Corp.
Hatteras Financial Corp.	Energy Conversion Devices Inc.
Marvell Technology Group Ltd.	Freddie Mac
Polycom Inc.	Integrated Device Technology Inc.
Rackspace Hosting Inc.	Jabil Circuit Inc.
Reliant Energy Inc.	MBIA Inc.
Syncora Holdings Ltd.	Montpelier Re Holdings Ltd.
Take-Two Interactive Software Inc.	National City Corp. (Preferred Stock)
Pulte Homes Inc.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

12	Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity
Interests — 98.3%
Consumer Discretionary — 16.6%
Automobiles — 3.2%
General Motors Corp.	1,500,000	$14,175,000
Harley-Davidson Inc.	800,000	29,840,000

		44,015,000

Diversified Consumer Services — 3.0%
Career Education Corp.	2,500,000	40,875,000	A

Household Durables — 3.9%
Lennar Corp.	3,600,000	54,684,000

Internet and Catalog Retail — 4.0%
Amazon.com Inc.	300,000	21,828,000	A
Expedia Inc.	2,200,000	33,242,000	A

		55,070,000

Multiline Retail — 0.5%
Sears Holdings Corp.	75,000	7,012,500	A

Specialty Retail — 2.0%
Collective Brands Inc.	1,500,000	27,465,000	A

Consumer Staples — 2.3%
Food Products — 2.3%
Marine Harvest	65,000,000	32,339,581	A

Financials — 23.0%
Capital Markets — 2.7%
Fortress Investment Group LLC	1,500,000	15,750,000
Heckmann Corp.	2,600,000	21,450,000	A

		37,200,000

Semi-Annual Report to Shareholders	13

	Shares/Par	Value
Financials — Continued
Commercial Banks — 1.8%
National City Corp.	14,000,000	$24,500,000

Consumer Finance — 2.4%
SLM Corp.	2,700,000	33,318,000	A

Insurance — 10.2%
Ambac Financial Group Inc.	1,000,000	2,330,000
Assured Guaranty Ltd.	3,800,000	61,788,000
Genworth Financial Inc.	1,000,000	8,610,000
Syncora Holdings Ltd.	4,135,541	5,417,559	B
XL Capital Ltd.	3,500,000	62,790,000

		140,935,559

Real Estate Investment Trusts (REITs) — 5.9%
Chimera Investment Corp.	3,000,000	18,630,000	B
Hatteras Financial Corp.	2,700,000	62,640,000	B
Thornburg Mortgage Inc. Pfd.	767,900	499,135	D

		81,769,135

Health Care — 10.0%
Biotechnology — 2.3%
Alkermes Inc.	2,300,000	30,590,000	A
Cell Genesys Inc.	3,100,000	1,829,000	A

		32,419,000

Health Care Equipment and Supplies — 4.3%
Advanced Medical Optics Inc.	1,800,000	32,004,000	A
BG Medicine Inc. Pfd.	1,538,462	10,000,003	B,C
Zimmer Holdings Inc.	250,000	16,140,000	A

		58,144,003

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — 2.9%
WellPoint Inc.	850,000	$39,754,500	A

Pharmaceuticals — 0.5%
Medicis Pharmaceutical Corp.	500,000	7,455,000

Industrials — 12.0%
Airlines — 3.9%
Continental Airlines Inc.	3,200,000	53,376,000	A

Construction and Engineering — 3.9%
Quanta Services Inc.	2,000,000	54,020,000	A

Electrical Equipment — 1.3%
Evergreen Solar Inc.	3,200,000	17,664,000	A

Professional Services — 2.9%
Corporate Executive Board Co.	1,300,000	40,625,000

Information Technology — 21.7%
Communications Equipment — 0.4%
Polycom Inc.	200,000	4,626,000	A

Computers and Peripherals — 2.2%
Lenovo Group Ltd.	69,000,000	30,359,147

Internet Software and Services — 0.6%
Rackspace Hosting Inc.	838,000	8,187,260	A

Semi-Annual Report to Shareholders	15

	Shares/Par	Value
Information Technology — Continued
IT Services — 3.9%
Accenture Ltd.	600,000	$22,800,000
DST Systems Inc.	550,000	30,794,500	A

		53,594,500

Semiconductors and Semiconductor Equipment — 4.9%
Analog Devices Inc.	1,000,000	26,350,000
Marvell Technology Group Ltd.	1,500,000	13,950,000	A
National Semiconductor Corp.	1,600,000	27,536,000

		67,836,000

Software — 9.7%
Amdocs Ltd.	800,000	21,904,000	A
Electronic Arts Inc. (EA)	1,200,000	44,388,000	A
Red Hat Inc.	3,000,000	45,210,000	A
Take-Two Interactive Software Inc.	1,400,000	22,960,000

		134,462,000

Materials — 2.6%
Chemicals — 2.6%
Nalco Holding Co.	1,900,000	35,226,000

Telecommunication Services — 6.9%
Diversified Telecommunication Services — 2.9%
Level 3 Communications Inc.	15,000,000	40,500,000	A

Wireless Telecommunication Services — 4.0%
NII Holdings Inc.	900,000	34,128,000	A
Sprint Nextel Corp.	3,500,000	21,350,000

		55,478,000

16	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Utilities — 3.2%
Independent Power Producers and Energy Traders — 3.2%
Calpine Corp.	2,000,000	$26,000,000	A
Reliant Energy Inc.	2,500,000	18,375,000	A

		44,375,000

Total Common Stocks and Equity Interests (Cost — $1,544,458,737)		1,357,285,185

Corporate Bonds and Notes — 0.4%
Downey Financial Corp., 6.5%, 7/1/14	$44,100,000	$5,265,055

Total Corporate Bonds and Notes (Cost — $31,566,481)		5,265,055

Repurchase Agreement — 0.2%

JPMorgan Chase and Co. 1.00%, dated 9/30/08, to be repurchased at $3,513,708 on 10/1/08 (Collateral: $3,590,000 Federal Home Loan Bank Bond, 2.817% due 9/10/09, value $3,586,643)	3,513,610	3,513,610

Total Repurchase Agreement (Cost — $3,513,610)		3,513,610

Total Investments — 98.9% (Cost — $1,579,538,828)E		1,366,063,850
Other Assets Less Liabilities — 1.1%		15,274,681

Net Assets — 100.0%		$1,381,338,531

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2008, the total market value of Affiliated Companies was $96,687,562, and the cost was $116,385,322.

Semi-Annual Report to Shareholders	17

C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
D	Convertible Security — Security may be converted into the issuer’s common stock.
E

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$146,527,232
Gross unrealized depreciation	(360,002,210)

Net unrealized depreciation	$(213,474,978)

Pfd. — Preferred Stock.

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Special Investment Trust, Inc.

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value:
Affiliated companies (Cost – $116,385,322)		$96,687,562
Non-affiliated companies (Cost – $1,459,639,896)		1,265,862,678
Short-term securities at value (Cost – $3,513,610)		3,513,610
Cash		3,513,610
Receivable for securities sold		56,245,505
Dividends and interest receivable		1,642,363
Receivable for fund shares sold		958,050
Other assets		10,303

Total assets		1,428,433,681
Liabilities:
Payable for securities purchased	$34,687,415
Payable for fund shares repurchased	9,508,042
Accrued distribution and service fees	1,166,147
Accrued management fee	886,554
Accrued expenses	846,992

Total liabilities		47,095,150

Net Assets		$1,381,338,531

Net assets consist of:
Accumulated paid-in-capital		$1,678,744,214
Accumulated net investment loss		(2,689,452)
Accumulated net realized loss on investments and foreign currency transactions		(81,241,253)
Net unrealized depreciation on investments		(213,474,978)

Net Assets		$1,381,338,531

Net Asset Value Per Share:
Primary Class (54,203,742 shares outstanding)		$22.08

Class R (550,419 shares outstanding)		$27.90

Financial Intermediary Class (515,066 shares outstanding)		$28.03

Institutional Class (5,439,208 shares outstanding)		$28.49

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Statement of Operations

Legg Mason Special Investment Trust, Inc.

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$1,599,720
Dividends:
Affiliated companies	4,000,094
Non-affiliated companies	7,841,211

Total income		$13,441,025
Expenses:
Management fees	6,543,902
Distribution and service fees:
Primary Class	8,134,831
Class R	49,890
Financial Intermediary Class	31,619
Audit and legal fees	42,300
Custodian fees	131,024
Directors’ fees and expenses	51,164
Registration fees	37,189
Reports to shareholders	180,500
Transfer agent and shareholder servicing expense:
Primary Class	495,538
Class R	17,242
Financial Intermediary Class	20,664
Institutional Class	20,174
Other expenses	35,792

	15,791,829
Less: Expenses reimbursed	(66,464)
Compensating balance credits	(298)

Net expenses		15,725,067

Net Investment Loss		(2,284,042)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(80,565,205)

		(80,565,205	)A
Change in unrealized appreciation/(depreciation) of investments		(81,150,637)

Net Realized and Unrealized Loss on Investments		(161,715,842)

Change in Net Assets Resulting From Operations		$(163,999,884)

A	Includes $(2,935,106) of net realized loss on the sale of shares of Affiliated Companies.

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Special Investment Trust, Inc.

	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:

Net investment loss	$(2,284,042)	$(29,808,698)

Net realized gain/(loss)	(80,565,205)	264,057,498

Change in unrealized appreciation/(depreciation)	(81,150,637)	(1,163,759,090)

Change in net assets resulting from operations	(163,999,884)	(929,510,290)
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	—	(404,352,400)
Class R	—	(1,097,604)
Financial Intermediary Class	—	(6,848,534)
Institutional Class	—	(31,990,688)
Change in net assets from fund share transactions:
Primary Class	(397,220,705)	(414,797,202)
Class R	226,625	24,590,548
Financial Intermediary Class	(9,881,851)	(14,774,163)
Institutional Class	(25,905,284)	26,513,260

Change in net assets	(596,781,099)	(1,752,267,073)

Net Assets:

Beginning of period	1,978,119,630	3,730,386,703

End of period	$1,381,338,531	$1,978,119,630

Accumulated net investment loss	$(2,689,452)	$(405,410)

See notes to financial statements.

Semi-Annual Report to Shareholders	21

Financial Highlights

Legg Mason Special Investment Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$25.03		$40.81		$47.78		$43.93		$46.06		$29.28

Investment operations:
Net investment loss	(.05	)A	(.37	)A	(.54	)A	(.61	)B	(.60	)B	(.51	)B
Net realized and unrealized gain/(loss)	(2.90)		(10.18)		2.25		10.23		2.16		18.51

Total from investment operations	(2.95)		(10.55)		1.71		9.62		1.56		18.00

Distributions from:
Net realized gain on investments	—		(5.23)		(8.68)		(5.77)		(3.69)		(1.22)

Total distributions	—		(5.23)		(8.68)		(5.77)		(3.69)		(1.22)

Net asset value, end of period	$22.08		$25.03		$40.81		$47.78		$43.93		$46.06

Total return	(11.79	)%C	(29.38)%		5.49%		22.79%		3.23%		61.72%

Ratios to Average Net Assets:D
Total expenses	1.81	%E	1.77%		1.78%		1.76%		1.76%		1.78%
Expenses net of waivers, if any	1.80	%E	1.76%		1.78%		1.76%		1.76%		1.78%
Expenses net of all reductions	1.80	%E	1.76%		1.77%		1.76%		1.76%		1.78%
Net investment loss	(.37	)%E	(1.00)%		(1.31)%		(1.39)%		(1.37)%		(1.33)%

Supplemental Data:
Portfolio turnover rate	32.6	%C	51.3%		36.4%		37.9%		17.7%		14.7%
Net assets, end of period (in thousands)	$1,196,586		$1,735,036		$3,372,771		$3,800,486		$3,366,869		$3,375,792

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

22	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Class R:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007F
	(Unaudited)
Net asset value, beginning of period	$31.57		$49.86		$47.76

Investment operations:
Net investment income/(loss)	.01	A	(.12	)A	(.10	)A
Net realized and unrealized gain/(loss)	(3.68)		(12.94)		2.20

Total from investment operations	(3.67)		(13.06)		2.10

Distributions from:
Net realized gain on investments	—		(5.23)		—

Total distributions	—		(5.23)		—

Net asset value, end of period	$27.90		$31.57		$49.86

Total return	(11.62	)%C	(29.07)%		4.40	%E

Ratios to Average Net Assets:D
Total expenses	1.42	%E	1.36%		10.37	%E
Expenses net of waivers, if any	1.42	%E	1.35%		1.22	%E
Expenses net of all reductions	1.42	%E	1.35%		1.22	%E
Net investment income (loss)	.06	%E	(.29)%		(.91	)%E

Supplemental Data:
Portfolio turnover rate	32.6	%C	51.3%		36.4%
Net assets, end of period (in thousands)	$15,356		$17,296		$520

F	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders	23

Financial Intermediary Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006		2005G
	(Unaudited)
Net asset value, beginning of period	$31.68		$49.88		$55.99		$50.25		$48.25

Investment operations:
Net investment income/(loss)	.05	A	(.13	)A	(.27	)A	(.28	)B	(.21	)B
Net realized and unrealized gain/(loss)	(3.70)		(12.84)		2.84		11.79		5.40

Total from investment operations	(3.65)		(12.97)		2.57		11.51		5.19

Distributions from:
Net realized gain on investments	—		(5.23)		(8.68)		(5.77)		(3.19)

Total distributions	—		(5.23)		(8.68)		(5.77)		(3.19)

Net asset value, end of period	$28.03		$31.68		$49.88		$55.99		$50.25

Total return	(11.52	)%C	(28.87)%		6.28%		23.75%		10.59%

Ratios to Average Net Assets:D
Total expenses	1.16	%E	1.04%		1.01%		.99%		1.05%
Expenses net of waivers, if any	1.15	%E	1.03%		1.00%		.99%		1.05%
Expenses net of all reductions	1.15	%E	1.03%		1.00%		.99%		1.05%
Net investment income (loss)	.28	%E	(.28)%		(.54)%		(.62)%		(.66)%

Supplemental Data:
Portfolio turnover rate	32.6	%C	51.3%		36.4%		37.9%		17.7%
Net assets, end of period (in thousands)	$14,440		$25,924		$64,892		$76,619		$16,987

G	For the period July 30, 2004 (commencement of operations) to March 31, 2005.

See notes to financial statements.

24	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Institutional Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$32.13		$50.35		$56.29		$50.36		$51.76		$32.47

Investment operations:
Net investment income/(loss)	.12	A	.03	A	(.13	)A	(.17	)B	(.15	)B	(.12	)B
Net realized and unrealized gain/(loss)	(3.76)		(13.02)		2.87		11.87		2.44		20.63

Total from investment operations	(3.64)		(12.99)		2.74		11.70		2.29		20.51

Distributions from:
Net realized gain on investments	—		(5.23)		(8.68)		(5.77)		(3.69)		(1.22)

Total distributions	—		(5.23)		(8.68)		(5.77)		(3.69)		(1.22)

Net asset value, end of period	$28.49		$32.13		$50.35		$56.29		$50.36		$51.76

Total return	(11.33	)%C	(28.62)%		6.58%		24.09%		4.30%		63.40%

Ratios to Average Net Assets:D
Total expenses	.77	%E	.72%		.73%		.72%		.73%		.75%
Expenses net of waivers, if any	.76	%E	.72%		.72%		.71%		.73%		.75%
Expenses net of all reductions	.76	%E	.72%		.72%		.71%		.73%		.75%
Net investment income (loss)	.68	%E	.07%		(.27)%		(.35)%		(.33)%		(.30)%

Supplemental Data:
Portfolio turnover rate	32.6	%C	51.3%		36.4%		37.9%		17.7%		14.7%
Net assets, end of period (in thousands)	$154,957		$199,864		$292,204		$328,071		$208,331		$179,400

See notes to financial statements.

Semi-Annual Report to Shareholders	25

Notes to Financial Statements

Legg Mason Special Investment Trust, Inc.

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are only charged on Primary Class, Class R and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as

26	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,366,063,850	$1,347,285,182	$8,778,665	$10,000,003
Other Financial Instruments*	—	—	—	—

Total	$1,366,063,850	$1,347,285,182	$8,778,665	$10,000,003

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$—	$—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	10,000,003	—

Balance as of 9/30/08	$10,000,003	$—

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders	27

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$590,684,757	$1,030,474,733

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

28	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank & Trust Company, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in realized gain/ (loss) on investment transactions. During the six months ended September 30, 2008, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Semi-Annual Report to Shareholders	29

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2008.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Advisory Fee	Asset Breakpoint
0.70%	on the first $2 billion of assets
0.65%	on assets exceeding $2 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors and certain other expenses. For the six months ended September 30, 2008, LMCM reimbursed the Fund $66,464 for these expenses.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

30	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund’s shares. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s, Class R’s and Financial Intermediary Class’s average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%
Class RA	0.25%	0.25%
Financial Intermediary ClassA	N/A	0.25%

LMCM, LMFA and LMIS, are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund(s) until distributed in accordance with the Plan.

A

The Rule 12B-1 plans for Class R and the Financial Intermediary Class of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each class’s average daily net assets respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under the plan of 0.50% and 0.25% of the average daily net assets of Class R and Financial Intermediary Class, respectively.

Semi-Annual Report to Shareholders	31

4. Transactions in Affiliated Companies:

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended September 30, 2008:

	Affiliates Mkt Value at 3/31/08	Purchased		Sold		Current Period Dividend Income	Affiliates Mkt Value at 9/30/08	Realized Gain/Loss
		Cost	Shares/Par	Cost	Shares/Par
Alkermes Inc.A	$59,400,000	—	—	$43,360,783	2,700,000	—	—	$(4,715,825)
BG MedicineB	—	$10,000,003	1,538,462	—	—	—	$10,000,003	—
Cell Genesys, Inc.A	10,575,000	1,791,807	600,000	27,845,599	2,000,000	—	—	(26,328,752)
Chimera Investment Corp.	33,210,000	1,850,235	300,000	—	—	$896,000	18,630,000	—
CNET Networks, Inc.A	71,000,000	—	—	47,557,594	10,000,000	—	—	64,485,858
Collective Brands Inc.A	44,844,000	—	—	49,316,405	2,200,000	—	—	(13,776,509)
Downey Financial Corp.A	40,436,000	31,073,500	44,100,000	76,543,302	2,200,000	276,984	—	(71,708,431)
Energy Conversion Devices Inc.A	74,750,000	—	—	78,831,825	2,500,000	—	—	48,773,394
Evergreen Solar Inc.A	56,468,205	6,839,528	1,200,000	40,493,394	4,091,500	—	—	335,159
Hatteras Financial Corp.	61,682,400	2,661,831	129,900	—	—	2,827,110	62,640,000	—
Syncora HoldingsB	—	10,271,222	4,135,541	—	—	—	5,417,559	—

	$452,365,605	$64,488,126		$363,948,902		$4,000,094	$96,687,562	$(2,935,106)

A	This security is no longer an affiliated company.
B

This security did not have affiliated status at March 31, 2008 because the Fund owned less than 5% of the company’s voting shares. Shares purchased during the period ended September 30, 2008 have resulted in the recognition as an affiliated company.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2008.

32	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

6. Fund Share Transactions:

At September 30, 2008, there were 200,000,000 shares authorized at $.001 par value for the Primary Class, 500,000,000 shares authorized at $.001 par value for Class R, 100,000,000 shares authorized at $.001 par value for Financial Intermediary Class, and 50,000,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	2,384,489	$65,356,973	4,155,059	$152,795,473
Shares issued on reinvestment	—	—	10,825,177	387,702,191
Shares repurchased	(17,501,513)	(462,577,678)	(28,305,755)	(955,294,866)

Net Decrease	(15,117,024)	$(397,220,705)	(13,325,519)	$(414,797,202)

Class R
Shares sold	245,587	$8,587,241	673,849	$29,354,726
Shares issued on reinvestment	—	—	26,412	1,097,603
Shares repurchased	(243,039)	(8,360,616)	(162,816)	(5,861,781)

Net Increase	2,548	$226,625	537,445	$24,590,548

Financial Intermediary Class
Shares sold	50,602	$1,706,040	358,648	$16,548,055
Shares issued on reinvestment	—	—	152,258	6,788,535
Shares repurchased	(353,764)	(11,587,891)	(993,558)	(38,110,753)

Net Decrease	(303,162)	$(9,881,851)	(482,652)	$(14,774,163)

Institutional Class
Shares sold	690,719	$23,789,672	1,624,168	$74,139,593
Shares issued on reinvestment	—	—	689,576	31,082,427
Shares repurchased	(1,471,714)	(49,694,956)	(1,897,031)	(78,708,760)

Net Increase (Decrease)	(780,995)	$(25,905,284)	416,713	$26,513,260

Semi-Annual Report to Shareholders	33

7. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.

The Fund’s investment policies do not permit the Fund to engage in derivative transactions. Unless the Fund’s investment policies change and the Fund begins engaging in derivative transactions, FAS 161 will have no impact on the Fund’s disclosures.

Notes

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K & L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Fund

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Fund

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

LMF-285/S (11/08)/TN08-3398

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date: November 24, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.

Date: November 24, 2008